DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell US Multifactor ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 2.8%
Activision Blizzard, Inc.*	4,799	$384,880
Alphabet, Inc., Class A*	482	59,223
Alphabet, Inc., Class C*	424	52,309
AT&T, Inc.	20,911	328,930
Cable One, Inc.	24	14,684
Charter Communications, Inc., Class A*	240	78,276
Comcast Corp., Class A	3,579	140,834
DISH Network Corp., Class A*	492	3,164
Electronic Arts, Inc.	2,451	313,728
Fox Corp., Class A	3,729	116,345
Fox Corp., Class B	2,174	63,502
Frontier Communications Parent, Inc.*	4,221	62,808
Interpublic Group of Cos., Inc.	14,048	522,445
Liberty Broadband Corp., Class C*	290	21,489
Liberty Media Corp.-Liberty Formula One, Class C*	811	57,094
Liberty Media Corp-Liberty SiriusXM, Class A*	977	27,336
Liberty Media Corp-Liberty SiriusXM, Class C*	1,885	52,705
Live Nation Entertainment, Inc.*	246	19,665
Lumen Technologies, Inc.	4,563	9,035
Madison Square Garden Sports Corp.	558	98,571
Meta Platforms, Inc., Class A*	173	45,797
New York Times Co., Class A	3,278	116,107
News Corp., Class A	8,512	155,855
News Corp., Class B	2,735	50,543
Nexstar Media Group, Inc.	981	148,052
Omnicom Group, Inc.	6,537	576,498
Paramount Global, Class B	1,681	25,568
Sirius XM Holdings, Inc. (a)	11,456	40,783
Take-Two Interactive Software, Inc.*	421	57,984
T-Mobile US, Inc.*	343	47,077
Verizon Communications, Inc.	3,487	124,242
Walt Disney Co.*	165	14,513
World Wrestling Entertainment, Inc., Class A	846	85,717

(Cost $4,066,367)		3,915,759

Consumer Discretionary - 9.1%
Advance Auto Parts, Inc.	1,441	105,035
Airbnb, Inc., Class A*	78	8,562
Aptiv PLC*	305	26,864
Aramark	3,124	123,336
AutoNation, Inc.*	2,099	274,801
AutoZone, Inc.*	245	584,776
Best Buy Co., Inc.	4,997	363,132
Booking Holdings, Inc.*	37	92,825
BorgWarner, Inc.	9,146	405,442
Boyd Gaming Corp.	146	9,305
Bright Horizons Family Solutions, Inc.*	99	8,474
Brunswick Corp.	1,092	82,446
Burlington Stores, Inc.*	149	22,419
CarMax, Inc.*(a)	359	25,923
Carter’s, Inc.	1,218	75,723
Chipotle Mexican Grill, Inc.*	84	174,425
Choice Hotels International, Inc. (a)	632	71,726
Churchill Downs, Inc.	538	73,071
Columbia Sportswear Co.	1,799	132,820
D.R. Horton, Inc.	1,455	155,452
Darden Restaurants, Inc.	1,047	165,970
Deckers Outdoor Corp.*	318	151,050
Dick’s Sporting Goods, Inc.	1,793	228,625
Domino’s Pizza, Inc.	424	122,896
eBay, Inc.	4,081	173,606
Expedia Group, Inc.*	518	49,578
Five Below, Inc.*	424	73,148
Floor & Decor Holdings, Inc., Class A*	371	33,876
Ford Motor Co.	9,380	112,560
Gap, Inc. (a)	2,047	16,417
Garmin Ltd.	1,837	189,487
General Motors Co.	2,216	71,821
Gentex Corp.	7,720	202,727
Genuine Parts Co.	3,521	524,383
Grand Canyon Education, Inc.*	2,467	258,443
H&R Block, Inc.	12,191	363,901
Harley-Davidson, Inc.	2,614	81,322
Hasbro, Inc.	889	52,762
Hilton Worldwide Holdings, Inc.	212	28,857
Home Depot, Inc.	208	58,958
Hyatt Hotels Corp., Class A (a)	113	12,145
Kohl’s Corp. (a)	946	17,331
Las Vegas Sands Corp.*	310	17,090
Lear Corp.	1,184	145,229
Leggett & Platt, Inc.	3,183	97,018
Lennar Corp., Class A	2,114	226,452
Lithia Motors, Inc.	570	132,970
LKQ Corp.	6,531	344,510
Lowe’s Cos., Inc.	1,111	223,455
Lululemon Athletica, Inc.*	315	104,558
Macy’s, Inc.	1,399	19,012
Marriott International, Inc., Class A	360	60,404
Marriott Vacations Worldwide Corp. (a)	57	7,024
Mattel, Inc.*	4,689	81,636
McDonald’s Corp.	396	112,904
MGM Resorts International	249	9,783
Mohawk Industries, Inc.*	604	55,592
Newell Brands, Inc. (a)	3,908	32,475
NIKE, Inc., Class B	438	46,104
Nordstrom, Inc. (a)	1,046	16,004
NVR, Inc.*	61	338,807
Ollie’s Bargain Outlet Holdings, Inc.*	1,258	69,341

O’Reilly Automotive, Inc.*	720	650,383
Penske Automotive Group, Inc.	1,668	230,551
Polaris, Inc.	1,611	173,521
Pool Corp.	87	27,512
PulteGroup, Inc.	4,641	306,677
PVH Corp.	271	23,311
Ralph Lauren Corp.	1,645	174,880
Ross Stores, Inc.	2,789	288,996
Service Corp. International	3,932	250,115
Skechers U.S.A., Inc., Class A*	4,014	206,199
Starbucks Corp.	1,625	158,665
Tapestry, Inc.	3,619	144,832
Thor Industries, Inc. (a)	1,350	105,665
TJX Cos., Inc.	4,660	357,841
Toll Brothers, Inc.	1,062	71,897
TopBuild Corp.*	51	10,285
Tractor Supply Co.	2,182	457,325
Travel + Leisure Co.	653	23,815
Ulta Beauty, Inc.*	510	209,013
Vail Resorts, Inc. (a)	329	80,013
Valvoline, Inc.	483	18,596
VF Corp.	1,553	26,743
Victoria’s Secret & Co.*	596	12,170
Wendy’s Co.	794	17,476
Whirlpool Corp.	1,227	158,639
Williams-Sonoma, Inc. (a)	1,175	133,374
Wyndham Hotels & Resorts, Inc.	399	27,232
Yum! Brands, Inc.	2,962	381,180

(Cost $11,955,844)		12,673,694

Consumer Staples - 8.6%
Albertsons Cos., Inc., Class A	4,485	91,315
Altria Group, Inc.	6,682	296,814
Archer-Daniels-Midland Co.	15,326	1,082,782
BJ’s Wholesale Club Holdings, Inc.*	6,575	411,924
Boston Beer Co., Inc., Class A*	72	24,300
Brown-Forman Corp., Class A	360	22,626
Brown-Forman Corp., Class B	1,146	70,788
Bunge Ltd.	3,561	329,891
Campbell Soup Co.	4,470	225,958
Casey’s General Stores, Inc.	2,907	655,965
Church & Dwight Co., Inc.	2,122	196,179
Clorox Co.	1,043	164,982
Coca-Cola Co.	1,200	71,592
Colgate-Palmolive Co.	4,262	317,008
Conagra Brands, Inc.	6,810	237,465
Constellation Brands, Inc., Class A	495	120,270
Costco Wholesale Corp.	343	175,465
Darling Ingredients, Inc.*	3,326	210,802
Dollar General Corp.	2,240	450,442
Dollar Tree, Inc.*	2,071	279,336
Estee Lauder Cos., Inc., Class A	575	105,817
Flowers Foods, Inc.	6,711	167,641
General Mills, Inc.	5,108	429,889
Grocery Outlet Holding Corp.*	2,107	60,513
Hershey Co.	1,427	370,592
Hormel Foods Corp.	4,057	155,180
Ingredion, Inc.	1,801	188,385
J M Smucker Co.	1,957	286,877
Kellogg Co.	4,411	294,522
Keurig Dr Pepper, Inc.	3,352	104,314
Kimberly-Clark Corp.	2,441	327,777
Kraft Heinz Co.	4,090	156,320
Kroger Co.	17,451	791,054
Lamb Weston Holdings, Inc.	1,882	209,278
McCormick & Co., Inc.	1,622	139,054
Molson Coors Beverage Co., Class B	5,662	350,195
Mondelez International, Inc., Class A	2,916	214,064
Monster Beverage Corp.*	4,146	243,038
PepsiCo, Inc.	504	91,904
Philip Morris International, Inc.	2,612	235,106
Pilgrim’s Pride Corp.*	1,495	33,189
Post Holdings, Inc.*	2,518	213,929
Procter & Gamble Co.	422	60,135
Reynolds Consumer Products, Inc.	1,159	31,803
Seaboard Corp.	13	49,393
Sysco Corp.	6,423	449,289
Target Corp.	2,079	272,203
Tyson Foods, Inc., Class A	5,080	257,251
US Foods Holding Corp.*	2,360	93,881
Walgreens Boots Alliance, Inc.	4,615	140,158
Walmart, Inc.	457	67,120

(Cost $11,714,541)		12,025,775

Energy - 3.6%
Antero Midstream Corp.	2,215	22,615
Baker Hughes Co.	4,944	134,724
Cheniere Energy, Inc.	637	89,034
Chesapeake Energy Corp. (a)	5,979	449,920
Chevron Corp.	663	99,861
ConocoPhillips	1,751	173,874
Coterra Energy, Inc.	2,863	66,565
Devon Energy Corp.	1,255	57,856
Diamondback Energy, Inc.	361	45,901
DT Midstream, Inc.	2,841	129,152
Enviva, Inc.	146	1,282
EOG Resources, Inc.	2,121	227,562
EQT Corp.	663	23,053
Exxon Mobil Corp.	1,208	123,433
Halliburton Co.	712	20,399
Hess Corp.	820	103,869
HF Sinclair Corp.	3,850	159,544
Kinder Morgan, Inc.	14,402	232,016
Marathon Oil Corp.	6,868	152,195
Marathon Petroleum Corp.	5,392	565,675
NOV, Inc.	916	12,888

Occidental Petroleum Corp.	795	45,840
ONEOK, Inc.	2,292	129,865
Ovintiv, Inc.	846	27,977
PDC Energy, Inc.	310	21,272
Phillips 66	8,527	781,158
Pioneer Natural Resources Co.	1,086	216,592
Schlumberger NV	1,469	62,917
Targa Resources Corp.	371	25,247
Texas Pacific Land Corp.	30	39,111
Valero Energy Corp.	5,500	588,720
Vitesse Energy, Inc.	660	15,239
Williams Cos., Inc.	6,773	194,114

(Cost $4,845,080)		5,039,470

Financials - 13.3%
Affiliated Managers Group, Inc.	1,454	202,237
Aflac, Inc.	3,984	255,813
AGNC Investment Corp. REIT (a)	4,136	38,010
Allstate Corp.	6,294	682,584
Ally Financial, Inc.	792	21,123
American Express Co.	861	136,520
American Financial Group, Inc.	973	109,239
American International Group, Inc.	2,751	145,335
Ameriprise Financial, Inc.	522	155,801
Annaly Capital Management, Inc. REIT	5,521	104,237
Aon PLC, Class A	452	139,347
Apollo Global Management, Inc.	3,112	208,037
Arch Capital Group Ltd.*	9,851	686,615
Ares Management Corp., Class A	246	21,424
Arthur J Gallagher & Co.	873	174,888
Assurant, Inc.	1,385	166,186
Assured Guaranty Ltd.	1,469	76,021
Axis Capital Holdings Ltd.	3,174	164,731
Bank of America Corp.	217	6,030
Bank of Hawaii Corp. (a)	497	19,458
Bank of New York Mellon Corp.	1,411	56,722
Bank OZK (a)	1,400	48,412
Berkshire Hathaway, Inc., Class B*	524	168,246
BlackRock, Inc.	88	57,864
Blackstone, Inc.	2,514	215,299
Brighthouse Financial, Inc.*	360	14,494
Brown & Brown, Inc.	2,654	165,424
Capital One Financial Corp.	1,009	105,148
Carlyle Group, Inc.	2,711	74,309
Cboe Global Markets, Inc.	2,029	268,680
Charles Schwab Corp.	217	11,434
Chubb Ltd.	1,537	285,575
Cincinnati Financial Corp.	6,780	654,270
Citigroup, Inc.	1,719	76,186
Citizens Financial Group, Inc.	1,856	47,848
CME Group, Inc.	239	42,721
CNA Financial Corp.	636	23,443
Columbia Banking System, Inc.	1,955	39,159
Comerica, Inc.	637	22,996
Commerce Bancshares, Inc.	1,044	50,060
Corebridge Financial, Inc.	841	13,977
Credit Acceptance Corp.*	181	80,668
Cullen/Frost Bankers, Inc.	437	43,787
Discover Financial Services	1,792	184,110
East West Bancorp, Inc.	964	46,127
Equitable Holdings, Inc.	247	6,061
Erie Indemnity Co., Class A	843	180,486
Euronet Worldwide, Inc.*	585	65,169
Evercore, Inc., Class A	2,120	228,854
Everest Re Group Ltd.	1,657	563,413
F&G Annuities & Life, Inc.	455	9,409
FactSet Research Systems, Inc.	580	223,236
Fidelity National Financial, Inc.	5,322	181,693
Fidelity National Information Services, Inc.	726	39,618
Fifth Third Bancorp	2,118	51,404
First American Financial Corp.	3,474	190,827
First Citizens BancShares, Inc., Class A	29	36,169
First Hawaiian, Inc.	1,406	23,185
First Horizon Corp.	3,710	38,250
Fiserv, Inc.*	1,218	136,647
FleetCor Technologies, Inc.*	933	211,371
FNB Corp.	3,761	41,333
Franklin Resources, Inc.	4,247	101,971
Global Payments, Inc.	1,267	123,773
Globe Life, Inc.	1,930	199,137
Goldman Sachs Group, Inc.	216	69,962
Hanover Insurance Group, Inc.	1,485	165,518
Hartford Financial Services Group, Inc.	4,393	301,008
Huntington Bancshares, Inc.	5,922	61,056
Interactive Brokers Group, Inc., Class A	889	68,658
Intercontinental Exchange, Inc.	712	75,436
Invesco Ltd.	7,819	112,437
Jack Henry & Associates, Inc.	2,242	342,779
Janus Henderson Group PLC	3,012	79,155
Jefferies Financial Group, Inc.	5,610	168,693
JPMorgan Chase & Co.	209	28,363
Kemper Corp.	473	20,471
KeyCorp	4,156	38,817
KKR & Co., Inc.	352	18,125
Lazard Ltd., Class A	6,170	177,017
Lincoln National Corp.	569	11,904
Loews Corp.	3,590	201,040
LPL Financial Holdings, Inc.	713	138,878
M&T Bank Corp.	765	91,157
Markel Corp.*	436	573,222
MarketAxess Holdings, Inc.	247	67,285
Marsh & McLennan Cos., Inc.	1,755	303,931
Mastercard, Inc., Class A	123	44,897
MetLife, Inc.	2,366	117,235
MGIC Investment Corp.	11,879	179,611

Moody’s Corp.	498	157,806
Morgan Stanley	573	46,849
Morningstar, Inc.	184	37,665
MSCI, Inc.	335	157,628
Nasdaq, Inc.	2,367	131,013
New York Community Bancorp, Inc.	4,626	47,555
Northern Trust Corp.	693	49,841
Old Republic International Corp.	20,819	509,857
OneMain Holdings, Inc.	746	28,244
PacWest Bancorp (a)	614	3,960
PayPal Holdings, Inc.*	331	20,519
Pinnacle Financial Partners, Inc.	588	28,606
PNC Financial Services Group, Inc.	398	46,100
Popular, Inc.	927	53,006
Primerica, Inc.	675	122,864
Principal Financial Group, Inc.	1,842	120,577
Progressive Corp.	3,301	422,231
Prosperity Bancshares, Inc.	1,021	58,381
Prudential Financial, Inc.	1,777	139,832
Raymond James Financial, Inc.	1,062	95,952
Regions Financial Corp.	5,950	102,757
Reinsurance Group of America, Inc.	1,219	170,660
RenaissanceRe Holdings Ltd.	333	62,727
Rithm Capital Corp. REIT	6,523	53,097
Ryan Specialty Holdings, Inc.*(a)	371	15,133
S&P Global, Inc.	291	106,922
SEI Investments Co.	5,275	298,460
SLM Corp.	6,010	91,713
Starwood Property Trust, Inc. REIT (a)	545	9,565
State Street Corp.	253	17,209
Stifel Financial Corp.	1,825	101,415
Synchrony Financial	4,985	154,336
Synovus Financial Corp.	863	23,379
T. Rowe Price Group, Inc. (a)	2,289	245,289
Tradeweb Markets, Inc., Class A	484	32,404
Travelers Cos., Inc.	2,258	382,144
Truist Financial Corp.	1,992	60,696
Unum Group	2,963	128,742
US Bancorp	1,976	59,082
Virtu Financial, Inc., Class A	2,616	46,015
Visa, Inc., Class A	316	69,846
Voya Financial, Inc.	1,852	125,566
W.R. Berkley Corp.	3,848	214,257
Webster Financial Corp.	516	18,344
Wells Fargo & Co.	550	21,896
Western Union Co.	19,462	221,672
WEX, Inc.*	162	26,868
Willis Towers Watson PLC	3,891	851,545
Wintrust Financial Corp.	577	36,680
Zions Bancorp NA	1,247	34,031

(Cost $18,573,568)		18,480,192

Health Care - 11.6%
Abbott Laboratories	819	83,538
AbbVie, Inc.	597	82,362
Acadia Healthcare Co., Inc.*	747	52,761
Agilent Technologies, Inc.	1,364	157,774
AmerisourceBergen Corp.	7,707	1,311,346
Amgen, Inc.	752	165,929
Baxter International, Inc.	790	32,169
Becton Dickinson and Co.	327	79,056
Biogen, Inc.*	455	134,867
BioMarin Pharmaceutical, Inc.*	512	44,513
Bio-Rad Laboratories, Inc., Class A*	280	104,538
Bio-Techne Corp.	982	80,318
Boston Scientific Corp.*	2,615	134,620
Bristol-Myers Squibb Co.	3,010	193,964
Bruker Corp.	939	64,885
Cardinal Health, Inc.	19,493	1,604,274
Centene Corp.*	2,567	160,206
Charles River Laboratories International, Inc.*	115	22,239
Chemed Corp.	550	293,573
Cigna Group	1,195	295,655
Cooper Cos., Inc.	859	319,144
CVS Health Corp.	3,840	261,235
Danaher Corp.	208	47,761
DaVita, Inc.*	1,032	96,667
DENTSPLY SIRONA, Inc.	1,918	69,278
Dexcom, Inc.*	143	16,768
Edwards Lifesciences Corp.*	954	80,355
Elevance Health, Inc.	455	203,758
Eli Lilly & Co.	134	57,548
Encompass Health Corp.	3,538	219,427
Enhabit, Inc.*	3,024	32,538
Enovis Corp.*	385	20,301
Envista Holdings Corp.*	1,974	62,951
Exelixis, Inc.*	6,081	117,242
GE HealthCare Technologies, Inc.	124	9,859
Gilead Sciences, Inc.	4,028	309,914
Globus Medical, Inc., Class A*	1,643	88,936
HCA Healthcare, Inc.	823	217,428
Henry Schein, Inc.*	8,315	614,479
Hologic, Inc.*	5,764	454,722
Horizon Therapeutics PLC*	403	40,312
Humana, Inc.	66	33,123
ICU Medical, Inc.*(a)	282	49,319
IDEXX Laboratories, Inc.*	219	101,785
Incyte Corp.*	3,637	223,857
Insulet Corp.*	72	19,746
Integra LifeSciences Holdings Corp.*	695	26,375
Intuitive Surgical, Inc.*	246	75,729
Ionis Pharmaceuticals, Inc.*(a)	1,049	42,904
IQVIA Holdings, Inc.*	536	105,544
Jazz Pharmaceuticals PLC*	115	14,738
Johnson & Johnson	263	40,781

Laboratory Corp. of America Holdings	1,588	337,498
Masimo Corp.*	202	32,692
McKesson Corp.	4,163	1,627,067
Medtronic PLC	1,581	130,844
Merck & Co., Inc.	881	97,271
Mettler-Toledo International, Inc.*	160	211,499
Molina Healthcare, Inc.*	1,970	539,583
Neurocrine Biosciences, Inc.*	999	89,440
Organon & Co.	10,049	194,850
PerkinElmer, Inc.	209	24,102
Perrigo Co. PLC	939	30,010
Pfizer, Inc.	2,538	96,495
Premier, Inc., Class A	4,990	124,750
QIAGEN NV*	2,925	132,093
Quest Diagnostics, Inc.	4,074	540,416
QuidelOrtho Corp.*	325	27,671
Regeneron Pharmaceuticals, Inc.*	778	572,266
Repligen Corp.*	151	25,356
ResMed, Inc.	584	123,101
Royalty Pharma PLC, Class A	4,873	159,542
Seagen, Inc.*	203	39,727
STERIS PLC	92	18,397
Stryker Corp.	353	97,280
Teleflex, Inc.	297	69,721
Thermo Fisher Scientific, Inc.	50	25,423
United Therapeutics Corp.*	1,064	223,163
UnitedHealth Group, Inc.	71	34,594
Universal Health Services, Inc., Class B	1,845	243,780
Veeva Systems, Inc., Class A*	405	67,109
Vertex Pharmaceuticals, Inc.*	1,107	358,192
Viatris, Inc.	15,362	140,562
Waters Corp.*	743	186,656
West Pharmaceutical Services, Inc.	256	85,665
Zimmer Biomet Holdings, Inc.	1,094	139,310
Zoetis, Inc.	361	58,847

(Cost $15,387,947)		16,078,083

Industrials - 19.6%
3M Co.	2,283	213,027
A O Smith Corp.	3,959	253,138
Acuity Brands, Inc.	1,034	155,813
Advanced Drainage Systems, Inc. (a)	281	27,192
AECOM	3,301	257,643
AGCO Corp.	2,815	310,438
Alaska Air Group, Inc.*	2,937	131,959
Allegion PLC	1,970	206,338
Allison Transmission Holdings, Inc.	7,248	342,830
American Airlines Group, Inc.*	1,077	15,918
AMETEK, Inc.	1,454	210,932
Armstrong World Industries, Inc.	576	35,965
Automatic Data Processing, Inc.	1,105	230,934
Axon Enterprise, Inc.*	267	51,507
Booz Allen Hamilton Holding Corp.	3,073	309,082
Broadridge Financial Solutions, Inc.	1,114	163,446
Builders FirstSource, Inc.*	777	90,093
BWX Technologies, Inc.	3,980	240,074
C.H. Robinson Worldwide, Inc.	5,257	496,997
CACI International, Inc., Class A*	1,641	491,020
Carlisle Cos., Inc.	401	85,188
Carrier Global Corp.	4,652	190,267
Caterpillar, Inc.	874	179,825
Cintas Corp.	539	254,483
Clean Harbors, Inc.*	713	100,105
Concentrix Corp.	1,089	95,505
Copa Holdings SA, Class A	305	32,043
Copart, Inc.*	3,484	305,164
CoStar Group, Inc.*	1,025	81,385
Crane Co.	2,363	171,696
Crane Holdings Co.	2,363	124,365
CSX Corp.	6,251	191,718
Cummins, Inc.	3,257	665,763
Curtiss-Wright Corp.	1,293	204,372
Deere & Co.	282	97,566
Delta Air Lines, Inc.*	4,226	153,531
Donaldson Co., Inc.	4,472	261,746
Dover Corp.	1,409	187,862
Driven Brands Holdings, Inc.*	371	9,212
Dun & Bradstreet Holdings, Inc.	1,722	17,220
Eaton Corp. PLC	1,111	195,425
Emerson Electric Co.	923	71,699
Equifax, Inc.	330	68,845
Esab Corp.	2,680	157,370
Expeditors International of Washington, Inc.	5,550	612,220
Fastenal Co.	4,648	250,295
FedEx Corp.	1,495	325,880
Flowserve Corp.	2,114	68,811
Fortive Corp.	1,653	107,627
Fortune Brands Innovations, Inc.	1,508	91,159
FTI Consulting, Inc.*	2,119	398,393
Gates Industrial Corp. PLC*	1,000	11,720
General Dynamics Corp.	1,482	302,595
General Electric Co.	374	37,972
Genpact Ltd.	4,595	169,004
Graco, Inc.	4,187	320,264
GXO Logistics, Inc.*	378	21,138
HEICO Corp.	459	70,952
HEICO Corp., Class A	720	87,732
Hexcel Corp.	360	24,836
Honeywell International, Inc.	581	111,320
Howmet Aerospace, Inc.	1,606	68,656
Hubbell, Inc.	1,082	305,622
Huntington Ingalls Industries, Inc.	595	119,821
IDEX Corp.	981	195,376
Illinois Tool Works, Inc.	1,108	242,353
Ingersoll Rand, Inc.	1,805	102,271

ITT, Inc.	721	54,911
Jacobs Solutions, Inc.	1,069	117,162
JB Hunt Transport Services, Inc.	2,432	406,071
JetBlue Airways Corp.*	1,129	7,711
Johnson Controls International PLC	2,995	178,801
KBR, Inc.	2,937	173,342
Kirby Corp.*	608	43,508
Knight-Swift Transportation Holdings, Inc.	6,318	347,427
L3Harris Technologies, Inc.	1,815	319,295
Landstar System, Inc.	2,804	491,766
Leidos Holdings, Inc.	6,867	536,038
Lennox International, Inc.	1,025	282,398
Lincoln Electric Holdings, Inc.	1,910	324,051
Lockheed Martin Corp.	957	424,918
ManpowerGroup, Inc.	3,628	254,577
Masco Corp.	4,781	231,018
MasTec, Inc.*	899	91,123
Masterbrand, Inc.*	3,164	32,842
MDU Resources Group, Inc.	5,035	146,921
Middleby Corp.*	355	46,860
MSA Safety, Inc.	334	45,945
MSC Industrial Direct Co., Inc., Class A	2,417	217,337
Nordson Corp.	993	216,404
Norfolk Southern Corp.	888	184,864
Northrop Grumman Corp.	799	347,957
nVent Electric PLC	3,377	146,494
Old Dominion Freight Line, Inc.	760	235,934
Oshkosh Corp.	135	9,967
Otis Worldwide Corp.	4,172	331,716
Owens Corning	5,091	541,326
PACCAR, Inc.	7,745	532,701
Parker-Hannifin Corp.	800	256,352
Paychex, Inc.	2,609	273,762
Paycom Software, Inc.	271	75,915
Paylocity Holding Corp.*	170	29,367
Pentair PLC	2,713	150,490
Quanta Services, Inc.	427	75,827
Raytheon Technologies Corp.	1,289	118,768
Republic Services, Inc.	1,485	210,321
Robert Half International, Inc.	2,981	193,825
Rockwell Automation, Inc.	388	108,097
Rollins, Inc.	4,666	183,467
RXO, Inc.*(a)	7,323	152,831
Ryder System, Inc.	2,596	204,643
Schneider National, Inc., Class B	4,298	111,404
Science Applications International Corp.	4,157	404,601
Sensata Technologies Holding PLC	873	36,247
SiteOne Landscape Supply, Inc.*(a)	186	25,648
Snap-on, Inc.	2,571	639,819
Southwest Airlines Co.	7,131	213,003
SS&C Technologies Holdings, Inc.	2,121	116,570
Stanley Black & Decker, Inc.	206	15,444
Stericycle, Inc.*	1,142	48,135
Tetra Tech, Inc.	1,652	227,100
Textron, Inc.	3,880	240,056
Timken Co.	1,317	94,231
Toro Co.	4,755	465,182
Trane Technologies PLC	978	159,639
TransDigm Group, Inc.	81	62,666
TransUnion	823	59,240
U-Haul Holding Co.	245	12,929
U-Haul Holding Co.	1,074	49,715
Union Pacific Corp.	631	121,480
United Airlines Holdings, Inc.*	445	21,122
United Parcel Service, Inc., Class B	1,511	252,337
United Rentals, Inc.	463	154,545
Univar Solutions, Inc.*	1,500	53,430
Valmont Industries, Inc.	294	77,107
Verisk Analytics, Inc.	709	155,349
W.W. Grainger, Inc.	707	458,857
Waste Management, Inc.	1,977	320,116
Watsco, Inc.	1,183	383,730
WESCO International, Inc.	661	90,808
Westinghouse Air Brake Technologies Corp.	1,984	183,778
WillScot Mobile Mini Holdings Corp.*	2,009	86,548
Woodward, Inc.	800	84,328
XPO, Inc.*	3,190	149,707
Xylem, Inc.	1,191	119,338

(Cost $24,988,870)		27,231,977

Information Technology - 14.3%
Accenture PLC, Class A	355	108,602
Adobe, Inc.*	225	94,003
Advanced Micro Devices, Inc.*	323	38,182
Akamai Technologies, Inc.*	4,779	440,242
Allegro MicroSystems, Inc.*	1,546	60,804
Amdocs Ltd.	9,473	892,072
Amphenol Corp., Class A	4,149	313,042
Analog Devices, Inc.	2,406	427,522
ANSYS, Inc.*	385	124,582
Apple, Inc.	1,758	311,606
Applied Materials, Inc.	2,137	284,862
Arista Networks, Inc.*	938	156,027
Arrow Electronics, Inc.*	3,403	430,956
Atlassian Corp., Class A*	159	28,746
Autodesk, Inc.*	645	128,607
Avnet, Inc.	6,643	291,229
Black Knight, Inc.*	1,366	78,927
Broadcom, Inc.	144	116,346
Cadence Design Systems, Inc.*	2,232	515,391
CDW Corp.	469	80,523
Ciena Corp.*	1,533	71,652
Cirrus Logic, Inc.*	3,371	261,859
Cisco Systems, Inc.	2,770	137,586
Cognex Corp.	1,019	56,004

Cognizant Technology Solutions Corp., Class A	9,656	603,403
Coherent Corp.*	225	8,316
Corning, Inc.	19,991	615,923
Dell Technologies, Inc., Class C	12,295	550,939
Dolby Laboratories, Inc., Class A	2,131	175,871
Dropbox, Inc., Class A*	13,917	320,369
DXC Technology Co.*	1,984	49,660
Entegris, Inc.	569	59,887
EPAM Systems, Inc.*	150	38,493
F5, Inc.*	1,100	162,338
Fair Isaac Corp.*	442	348,150
First Solar, Inc.*	888	180,228
Fortinet, Inc.*	2,927	200,002
Gartner, Inc.*	1,729	592,805
Gen Digital, Inc.	13,392	234,896
Globant SA*	259	47,607
GoDaddy, Inc., Class A*	2,575	188,954
Hewlett Packard Enterprise Co.	53,263	768,052
HP, Inc.	16,555	481,088
Intel Corp.	8,814	277,112
International Business Machines Corp.	1,957	251,651
Intuit, Inc.	54	22,632
IPG Photonics Corp.*	423	46,729
Jabil, Inc.	9,625	861,630
Juniper Networks, Inc.	6,671	202,598
Keysight Technologies, Inc.*	1,365	220,857
KLA Corp.	1,564	692,836
Lam Research Corp.	385	237,430
Lattice Semiconductor Corp.*	1,685	137,007
Littelfuse, Inc.	435	111,377
Lumentum Holdings, Inc.*	248	13,119
Manhattan Associates, Inc.*	789	143,140
Microchip Technology, Inc.	2,542	191,311
Micron Technology, Inc.	6,240	425,568
Microsoft Corp.	521	171,091
MKS Instruments, Inc. (a)	309	30,069
Monolithic Power Systems, Inc.	355	173,918
Motorola Solutions, Inc.	919	259,084
National Instruments Corp.	3,081	178,082
NCR Corp.*	508	12,040
NetApp, Inc.	5,974	396,375
ON Semiconductor Corp.*	972	81,259
Oracle Corp.	588	62,293
Palo Alto Networks, Inc.*	960	204,854
PTC, Inc.*	1,148	154,291
Pure Storage, Inc., Class A*	1,870	53,837
Qorvo, Inc.*	2,353	228,853
QUALCOMM, Inc.	1,236	140,175
Roper Technologies, Inc.	490	222,568
Salesforce, Inc.*	79	17,647
ServiceNow, Inc.*	142	77,359
Skyworks Solutions, Inc.	2,536	262,501
Synopsys, Inc.*	1,345	611,921
Teradata Corp.*	2,316	108,528
Teradyne, Inc.	1,884	188,758
Texas Instruments, Inc.	2,285	397,316
Trimble, Inc.*	1,259	58,758
Tyler Technologies, Inc.*	82	32,551
Universal Display Corp.	326	48,030
VeriSign, Inc.*	1,515	338,330
Viasat, Inc.*(a)	596	26,588
VMware, Inc., Class A*	1,424	194,077
Vontier Corp.	1,591	47,157
Western Digital Corp.*	1,751	67,816
Workday, Inc., Class A*	249	52,786
Zebra Technologies Corp., Class A*	155	40,698

(Cost $17,208,817)		19,850,960

Materials - 7.8%
Air Products and Chemicals, Inc.	631	169,827
Albemarle Corp.	90	17,418
Alcoa Corp.	803	25,471
Amcor PLC	27,061	260,868
AptarGroup, Inc.	1,418	159,511
Ashland, Inc.	855	72,572
Avery Dennison Corp.	755	121,653
Axalta Coating Systems Ltd.*	3,250	94,283
Ball Corp.	1,483	75,870
Berry Global Group, Inc.	3,727	213,222
Celanese Corp.	1,643	170,905
CF Industries Holdings, Inc.	5,126	315,300
Chemours Co.	2,150	56,954
Cleveland-Cliffs, Inc.*	1,629	22,611
Corteva, Inc.	7,522	402,352
Crown Holdings, Inc.	848	64,643
Dow, Inc.	9,466	461,752
DuPont de Nemours, Inc.	7,976	535,907
Eagle Materials, Inc.	1,153	187,858
Eastman Chemical Co.	1,913	147,473
Ecolab, Inc.	228	37,631
Element Solutions, Inc.	1,860	33,350
FMC Corp.	1,649	171,628
Freeport-McMoRan, Inc.	3,756	128,981
Graphic Packaging Holding Co.	5,678	135,704
Huntsman Corp.	8,409	199,714
International Paper Co.	9,164	269,788
Linde PLC	458	161,976
Louisiana-Pacific Corp.	2,442	142,906
LyondellBasell Industries NV, Class A	6,930	592,792
Martin Marietta Materials, Inc.	198	78,812
Mosaic Co.	3,909	124,932
NewMarket Corp.	100	38,982
Newmont Corp.	4,239	171,891
Nucor Corp.	7,351	970,773
Olin Corp.	4,240	200,594

Packaging Corp. of America	3,419	424,059
PPG Industries, Inc.	1,149	150,852
Reliance Steel & Aluminum Co.	4,568	1,072,018
Royal Gold, Inc.	1,406	174,119
RPM International, Inc.	1,500	119,685
Sealed Air Corp.	2,496	94,474
Sherwin-Williams Co.	440	100,223
Silgan Holdings, Inc.	3,722	167,453
Sonoco Products Co.	2,147	128,519
Southern Copper Corp.	836	55,820
SSR Mining, Inc.	7,328	108,235
Steel Dynamics, Inc.	8,547	785,469
United States Steel Corp.	3,353	70,145
Vulcan Materials Co.	462	90,321
Westlake Corp.	1,011	105,093
Westrock Co.	7,312	204,809

(Cost $10,522,484)		10,888,198

Real Estate - 2.9%
Alexandria Real Estate Equities, Inc. REIT	249	28,252
American Homes 4 Rent, Class A REIT	982	33,663
American Tower Corp. REIT	237	43,712
Americold Realty Trust, Inc. REIT	253	7,413
Apartment Income REIT Corp. REIT	2,698	93,594
AvalonBay Communities, Inc. REIT	537	93,427
Boston Properties, Inc. REIT	668	32,512
Brixmor Property Group, Inc. REIT	2,306	46,189
Camden Property Trust REIT	399	41,683
CBRE Group, Inc., Class A*	3,844	287,992
Cousins Properties, Inc. REIT	1,187	23,645
Crown Castle, Inc. REIT	309	34,982
CubeSmart REIT	1,412	62,749
Digital Realty Trust, Inc. REIT	710	72,747
EastGroup Properties, Inc. REIT	321	52,840
Equinix, Inc. REIT	43	32,059
Equity LifeStyle Properties, Inc. REIT	1,340	84,648
Equity Residential REIT	2,285	138,928
Essex Property Trust, Inc. REIT	218	47,101
Extra Space Storage, Inc. REIT	981	141,529
Federal Realty Investment Trust REIT	554	48,863
First Industrial Realty Trust, Inc. REIT	1,814	94,292
Gaming and Leisure Properties, Inc. REIT	1,345	64,748
Healthcare Realty Trust, Inc. REIT	2,183	40,626
Healthpeak Properties, Inc. REIT	2,082	41,557
Highwoods Properties, Inc. REIT	1,842	38,093
Host Hotels & Resorts, Inc. REIT	960	15,936
Invitation Homes, Inc. REIT	1,000	33,880
Iron Mountain, Inc. REIT	2,440	130,345
Jones Lang LaSalle, Inc.*	604	84,765
Kilroy Realty Corp. REIT	1,884	51,132
Kimco Realty Corp. REIT	5,085	93,462
Lamar Advertising Co., Class A REIT	1,170	105,160
Life Storage, Inc. REIT	591	75,287
Medical Properties Trust, Inc. REIT (a)	2,725	22,481
Mid-America Apartment Communities, Inc. REIT	530	77,942
National Retail Properties, Inc. REIT	1,712	72,828
National Storage Affiliates Trust REIT	297	10,873
Omega Healthcare Investors, Inc. REIT (a)	2,006	59,799
Prologis, Inc. REIT	387	48,201
Public Storage REIT	824	233,439
Rayonier, Inc. REIT	2,128	62,393
Realty Income Corp. REIT	656	38,993
Regency Centers Corp. REIT	1,309	73,657
Rexford Industrial Realty, Inc. REIT	457	24,879
SBA Communications Corp. REIT	149	33,045
Simon Property Group, Inc. REIT	661	69,504
SL Green Realty Corp. REIT	730	16,885
Spirit Realty Capital, Inc. REIT	703	27,459
Sun Communities, Inc. REIT	353	44,700
UDR, Inc. REIT	628	24,913
Ventas, Inc. REIT	143	6,169
VICI Properties, Inc. REIT	4,924	152,299
Vornado Realty Trust REIT (a)	518	7,024
Welltower, Inc. REIT	231	17,235
Weyerhaeuser Co. REIT	16,669	477,734
WP Carey, Inc. REIT	1,472	102,098

(Cost $4,432,330)		4,022,361

Utilities - 5.8%
AES Corp.	7,146	141,062
Alliant Energy Corp.	3,074	158,188
Ameren Corp.	2,980	241,589
American Electric Power Co., Inc.	3,226	268,145
American Water Works Co., Inc.	878	126,827
Atmos Energy Corp.	2,274	262,147
Avangrid, Inc. (a)	842	31,600
Brookfield Renewable Corp., Class A (a)	1,043	35,024
CenterPoint Energy, Inc.	5,359	151,177
CMS Energy Corp.	6,252	362,491
Consolidated Edison, Inc.	3,571	333,174
Constellation Energy Corp.	477	40,078
Dominion Energy, Inc.	2,790	140,281
DTE Energy Co.	5,039	542,197
Duke Energy Corp.	2,609	232,958
Edison International	2,039	137,673
Entergy Corp.	3,032	297,742
Essential Utilities, Inc.	2,502	101,932
Evergy, Inc.	4,055	234,582
Eversource Energy	2,612	180,829
Exelon Corp.	9,016	357,484
FirstEnergy Corp.	7,249	271,040
Hawaiian Electric Industries, Inc.	3,922	140,839
IDACORP, Inc.	1,345	139,974

National Fuel Gas Co.	5,638	287,031
NextEra Energy, Inc.	776	57,005
NiSource, Inc.	9,107	244,887
NRG Energy, Inc.	14,594	493,131
OGE Energy Corp.	4,373	154,280
Pinnacle West Capital Corp.	3,651	282,149
PPL Corp.	5,682	148,868
Public Service Enterprise Group, Inc.	2,213	132,227
Sempra Energy	1,624	233,093
Southern Co.	3,647	254,378
UGI Corp.	8,230	230,193
Vistra Corp.	4,807	115,224
WEC Energy Group, Inc.	2,761	241,173
Xcel Energy, Inc.	3,891	254,043

(Cost $8,394,681)		8,056,715

TOTAL COMMON STOCKS (Cost $132,090,529)		138,263,184

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 ETF
(Cost $328,385)	1,500	343,590

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
(Cost $95,231)	95,231	95,231

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $339,221)	339,221	339,221

TOTAL INVESTMENTS - 99.9% (Cost $132,853,366)		$139,041,226
Other assets and liabilities, net - 0.1%		119,534

NET ASSETS - 100.0%		$139,160,760

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
304,334	—	(209,103) (d)	—	—	2,955	—	95,231	95,231
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
657,286	3,574,836	(3,892,901)	—	—	13,804	—	339,221	339,221

961,620	3,574,836	(4,102,004)	—	—	16,759	—	434,452	434,452

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $1,571,866, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,544,917.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
S&P Mid 400 E-Mini Futures	USD	1	$242,520	$240,900	6/16/2023	$(1,620)
S&P 500 E-Mini Futures	USD	1	194,548	209,525	6/16/2023	14,977

Total net unrealized appreciation						$13,357

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$138,263,184	$—	$—	$138,263,184
Exchange-Traded Funds	343,590	—	—	343,590
Short-Term Investments (a)	434,452	—	—	434,452
Derivatives (b)
Futures Contracts	14,977	—	—	14,977

TOTAL	$139,056,203	$—	$—	$139,056,203

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,620)	$—	$—	$(1,620)

TOTAL	$(1,620)	$—	$—	$(1,620)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEUS-PH3

R-089711-1 (5/24) DBX005195 (5/24)